Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com




March 5, 2009


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information for the Trust's Acadian Emerging Markets Portfolio, AIG Money Market Fund, Commerce Capital Government Money Market Fund, Commerce Capital Treasury Obligations Money Market Fund, Commerce Capital Institutional Select Government Money Market Fund, Edgewood Growth Fund, FMA Small Company Portfolio, FMC Select Fund, FMC Strategic Value Fund, Haverford Quality Growth Stock Fund, HGK Equity Value Fund, HGK Mid Cap Value Fund, ICM Small Company Portfolio, LSV Value Equity Fund, LSV Conservative Core Equity Fund, LSV Conservative Value Equity Fund, McKee International Equity Portfolio, Rice Hall James Micro Cap Portfolio, Rice Hall James Small Cap Portfolio, Rice Hall James Mid Cap Portfolio, TS&W Equity Portfolio, TS&W Fixed Income Portfolio, TS&W International Equity Portfolio, United Association S&P 500 Index Fund, WHG LargeCap Value Fund, WHG SMidCap Fund, WHG Income Opportunity Fund, WHG SmallCap Value Fund, WHG Balanced Fund, and WHG AllCap Value Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 109, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001135428-09-000087 on March 2, 2009.

Please do not hesitate to contact me at 202.739.5654 should you have any questions.

Very truly yours,


/s/ W. John McGuire
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W. John McGuire